INVESTMENTS IN AFFILIATES (Narrative) (Details)	1 Months Ended	12 Months Ended
	May 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 20, 2012 Gansu Jintai [Member]
INVESTMENTS IN AFFILIATES [Abstract]
Equity in (loss)/ income of affiliated companies		$ 1,539,066	9,549,289	(25,614,963)	(16,291)
Percentage of equity interests acquired	9.00%
Acquisitions of businesses and investments, net of cash acquired	7,200,000	$ 20,798,744	129,047,885	4,502,516	5,584,599
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership						28.00%